Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Net interest income	$ 36,773	$ 29,779	$ 106,333	$ 83,535
Non-interest income	2,036	1,804	7,283	6,014
Total revenue	38,809	31,583	113,616	89,549
Provision for (recovery of) credit losses	(229)	1,181	899	3,094
Revenue less provision for credit loss	39,038	30,402	112,717	86,455
Non-interest expenses:
Salaries and benefits	12,088	10,099	33,673	27,868
General and administrative	10,701	9,717	33,468	21,926
Premises and equipment	2,373	1,833	6,053	5,070
Noninterest expense	25,162	21,649	73,194	54,864
Income (loss) before income taxes	13,876	8,753	39,523	31,591
Income tax provision	3,816	2,171	10,869	8,337
Net income (loss)	10,060	6,582	28,654	23,254
Total assets	6,875,238	5,477,489	6,875,238	5,477,489	$ 5,808,475
Total liabilities	6,309,673	4,949,347	6,309,673	4,949,347	$ 5,275,802
Net interest income	36,773	29,779	106,333	83,535
Non-interest income	2,036	1,804	7,283	6,014
Total revenue	38,809	31,583	113,616	89,549
Provision for (recovery of) credit losses	(229)	1,181	899	3,094
Revenue less provision for credit loss	39,038	30,402	112,717	86,455
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	27,472	26,656	82,347	75,866
Non-interest income	93	(37)	942	210
Total revenue	27,565	26,619	83,289	76,076
Provision for (recovery of) credit losses	5	1,201	1,181	3,188
Revenue less provision for credit loss	27,560	25,418	82,108	72,888
Non-interest expenses:
Salaries and benefits	8,527	7,214	22,533	18,339
General and administrative	9,288	8,636	30,490	18,619
Premises and equipment	875	898	2,747	2,748
Noninterest expense	18,690	16,748	55,770	39,706
Income (loss) before income taxes	8,870	8,670	26,338	33,182
Income tax provision	2,291	2,150	6,951	8,698
Net income (loss)	6,579	6,520	19,387	24,484
Total assets	5,513,067	5,124,771	5,513,067	5,124,771
Total liabilities	5,223,535	4,790,738	5,223,535	4,790,738
Net interest income	27,472	26,656	82,347	75,866
Non-interest income	93	(37)	942	210
Total revenue	27,565	26,619	83,289	76,076
Provision for (recovery of) credit losses	5	1,201	1,181	3,188
Revenue less provision for credit loss	27,560	25,418	82,108	72,888
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	9,301	3,123	23,986	7,669
Non-interest income	2	(7)	(13)	(24)
Total revenue	9,303	3,116	23,973	7,645
Provision for (recovery of) credit losses	(234)	(20)	(282)	(94)
Revenue less provision for credit loss	9,537	3,136	24,255	7,739
Non-interest expenses:
Salaries and benefits	1,743	1,174	5,546	3,802
General and administrative	1,249	1,163	2,563	2,560
Premises and equipment	1,009	186	1,637	399
Noninterest expense	4,001	2,523	9,746	6,761
Income (loss) before income taxes	5,536	613	14,509	978
Income tax provision	1,591	176	4,170	305
Net income (loss)	3,945	437	10,339	673
Total assets	1,355,667	348,389	1,355,667	348,389
Total liabilities	1,084,336	155,228	1,084,336	155,228
Net interest income	9,301	3,123	23,986	7,669
Non-interest income	2	(7)	(13)	(24)
Total revenue	9,303	3,116	23,973	7,645
Provision for (recovery of) credit losses	(234)	(20)	(282)	(94)
Revenue less provision for credit loss	9,537	3,136	24,255	7,739
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	413	622	1,690	1,533
Total revenue	413	622	1,690	1,533
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	413	622	1,690	1,533
Non-interest expenses:
Salaries and benefits	192	214	570	684
General and administrative	28	47	100	434
Premises and equipment	31	373	133	544
Noninterest expense	251	634	803	1,662
Income (loss) before income taxes	162	(12)	887	(129)
Income tax provision	48	(35)	242	(33)
Net income (loss)	114	23	645	(96)
Total assets	11,095	11,543	11,095	11,543
Total liabilities	321	9,491	321	9,491
Net interest income	0	0	0	0
Non-interest income	413	622	1,690	1,533
Total revenue	413	622	1,690	1,533
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	413	622	1,690	1,533
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,875	1,569	5,700	5,347
Total revenue	1,875	1,569	5,700	5,347
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,875	1,569	5,700	5,347
Non-interest expenses:
Salaries and benefits	1,626	1,497	5,024	5,043
General and administrative	483	214	1,351	1,365
Premises and equipment	458	376	1,536	1,379
Noninterest expense	2,567	2,087	7,911	7,787
Income (loss) before income taxes	(692)	(518)	(2,211)	(2,440)
Income tax provision	(114)	(120)	(494)	(633)
Net income (loss)	(578)	(398)	(1,717)	(1,807)
Total assets	15,999	25,015	15,999	25,015
Total liabilities	29,407	19,410	29,407	19,410
Net interest income	0	0	0	0
Non-interest income	1,875	1,569	5,700	5,347
Total revenue	1,875	1,569	5,700	5,347
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,875	1,569	5,700	5,347
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(347)	(343)	(1,036)	(1,052)
Total revenue	(347)	(343)	(1,036)	(1,052)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(347)	(343)	(1,036)	(1,052)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(347)	(343)	(1,036)	(1,052)
Premises and equipment	0	0	0	0
Noninterest expense	(347)	(343)	(1,036)	(1,052)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(20,590)	(32,229)	(20,590)	(32,229)
Total liabilities	(27,926)	(25,520)	(27,926)	(25,520)
Net interest income	0	0	0	0
Non-interest income	(347)	(343)	(1,036)	(1,052)
Total revenue	(347)	(343)	(1,036)	(1,052)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ (347)	$ (343)	$ (1,036)	$ (1,052)